Finance debt (Tables)	6 Months Ended
Jun. 30, 2025
Finance Debt
Schedule of balance by type of finance debt

In Brazil	06.30.2025	12.31.2024
Banking market	4,658	2,828
Capital market	3,034	2,225
Development banks (1)	556	508
Others	2	2
Total	8,250	5,563
Abroad
Banking market	3,641	3,691
Capital market	12,427	12,265
Export credit agency	1,347	1,508
Others	126	135
Total	17,541	17,599
Total finance debt	25,791	23,162
Current	2,475	2,566
Non-current	23,316	20,596
(1) It includes BNDES.

Schedule of current finance debt

	06.30.2025	12.31.2024
Short-term debt	14	10
Current portion of long-term debt	1,987	2,132
Accrued interest on short and long-term debt	474	424
Total	2,475	2,566

Schedule of changes in finance debt

	In Brazil	Abroad	Total
Balance at December 31, 2024	5,563	17,599	23,162
Proceeds from finance debt	1,943	1,129	3,072
Repayment of principal (1)	(211)	(1,342)	(1,553)
Repayment of interest (1)	(267)	(590)	(857)
Accrued interest (2)	357	586	943
Foreign exchange/ inflation indexation charges	18	(48)	(30)
Translation adjustment	848	206	1,054
Balance at June 30, 2025	8,251	17,540	25,791

	In Brazil	Abroad	Total
Balance at December 31, 2023	6,090	22,711	28,801
Proceeds from finance debt	557	10	567
Repayment of principal (1)	(158)	(2,177)	(2,335)
Repayment of interest (1)	(203)	(795)	(998)
Accrued interest (2)	240	774	1,014
Foreign exchange/ inflation indexation charges	110	300	410
Translation adjustment	(800)	(338)	(1,138)
Balance at June 30, 2024	5,836	20,485	26,321
(1) It includes pre-payments.
(2) It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

Schedule of cash flows reconciliation

			Jan-Jun/2025			Jan-Jun/2024
	Proceeds from finance debt	Repayment of principal	Repayment of interest	Proceeds from finance debt	Repayment of principal	Repayment of interest
Changes in finance debt	3,072	(1,553)	(857)	567	(2,335)	(998)
Deposits linked to finance debt (1)		6	1		17	3
Net cash used in financing activities	3,072	(1,547)	(856)	567	(2,318)	(995)
(1) Deposits linked to finance debt with China Development Bank, with semiannual settlements in June and December.

Schedule of summarized information on current and non-current finance debt

Maturity in	2025	2026	2027	2028	2029	2030 onwards	Total (1)	Fair Value

Financing in U.S. Dollars:	855	1,465	2,146	1,555	720	9,004	15,745	15,567
Floating rate debt (2)	622	1,121	1,468	524	144	921	4,800
Fixed rate debt	233	344	678	1,031	576	8,083	10,945
Average interest rate p.a.	6.3%	6.5%	6.0%	5.7%	6.2%	6.6%	6.5%
Financing in Brazilian Reais):	196	494	134	137	955	6,037	7,953	7,401
Floating rate debt (3)	145	128	31	31	31	5,496	5,862
Fixed rate debt	51	366	103	106	924	541	2,091
Average interest rate p.a.	10.5%	10.6%	9.7%	9.9%	10.3%	8.3%	9.4%
Financing in Euro:	−	9	−	145	26	424	604	609
Fixed rate debt	−	9	−	145	26	424	604
Average interest rate p.a.	−	4.6%	−	4.6%	4.7%	4.7%	4.6%
Financing in Pound Sterling:	16	17	−	−	403	566	1,002	986
Fixed rate debt	16	17	−	−	403	566	1,002
Average interest rate p.a.	6.1%	6.1%	−	−	6.1%	6.6%	6.3%
Financing in Renminbi:	2	5	5	5	5	465	487	472
Floating rate debt	2	5	5	5	5	465	487
Average interest rate p.a.	3.1%	3.1%	3.0%	3.0%	2.9%	3.1%	0.0%
Total as of June 30, 2025	1,069	1,990	2,285	1,842	2,109	16,496	25,791	25,035
Average interest rate	7.4%	7.6%	7.1%	7.1%	7.7%	6.8%	6.8%
Total as of December 31, 2024	2,566	1,864	2,264	1,791	1,780	12,897	23,162	22,213
Average interest rate	7.0%	7.4%	7.1%	6.9%	7.3%	6.6%	6.8%
(1) The average maturity of outstanding debt as of June 30, 2025 is 11.92 years (12.52 years as of December 31, 2024).
(2) Operations with variable index + fixed spread.
(3) Operations with variable index + fixed spread, if applicable.

Schedule of finance debt (undiscounted), including face value and interest payments

Maturity	2025	2026	2027	2028	2029	2030 and thereafter	06.30.2025	12.31.2024
Principal	639	2,005	2,335	1,944	2,159	17,009	26,091	23,473
Interest	952	1,942	1,742	1,560	1,508	15,210	22,915	20,388
Total (1)	1,591	3,947	4,077	3,504	3,667	32,219	49,006	43,861
(1) A maturity schedule of the lease arrangements (nominal amounts) is set out in note 24.

Schedule of lines of credit

						06.30.2025
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV (1)	Syndicate of banks	12/16/2021	11/16/2026	5,000	−	5,000
PGT BV	Syndicate of banks	3/27/2019	2/27/2026	2,050	−	2,050
Total				7,050	−	7,050

In Brazil
Petrobras (2)	Banco do Brasil	3/23/2018	9/26/2030	641	−	641
Petrobras (3)	Banco do Brasil	10/4/2018	9/4/2029	733	−	733
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	60	−	60
Total				1,434	−	1,434
(1) On April 08, 2024, the Revolving Credit Facility was reduced to US$ 4,110 compared to the US$ 5,000 contracted in 2021. Thus, US$ 5,000 will be available for withdrawal until November 16, 2026 and US$ 4,110 from November 16, 2026, to November 16, 2028.
(2) On December 27, 2024, the credit line agreement with Banco do Brasil for US$ 366 (R$ 2 billion) was amended, extending the term to October 26, 2030. On April 3, 2025, a new amendment was approved, increasing the credit line amount from US$ 366 (R$ 2 billion) to US$ 641 (R$ 3.5 billion).
(3) On June 18, 2024, the credit line with Banco do Brasil was renewed, extending its term to September 4, 2029, and increasing its amount from US$ 366 (R$ 2 billion) to US$ 733 (R$ 4 billion).